UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Leveraged Company Stock Fund

April 30, 2018

ALSF-QTLY-0618
1.805758.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.1%
Auto Components - 1.6%
Aptiv PLC	159,200	$13,465
Lear Corp.	86,800	16,229
		29,694
Automobiles - 1.6%
Fiat Chrysler Automobiles NV	821,300	17,929
General Motors Co.	226,763	8,331
General Motors Co. warrants 7/10/19 (a)	195,121	3,778
		30,038
Hotels, Restaurants & Leisure - 10.7%
Boyd Gaming Corp.	475,400	15,788
Caesars Entertainment Corp. (a)	431,700	4,900
Eldorado Resorts, Inc. (a)(b)	1,177,800	47,701
Golden Entertainment, Inc. (a)	615,566	16,466
Melco Crown Entertainment Ltd. sponsored ADR	1,170,900	36,544
MGM Mirage, Inc.	855,000	26,864
Penn National Gaming, Inc. (a)	1,389,200	42,107
Red Rock Resorts, Inc.	4,632	140
Scientific Games Corp. Class A (a)	227,913	12,148
		202,658
Household Durables - 2.6%
Lennar Corp.:
Class A	398,300	21,066
Class B	10,740	458
Newell Brands, Inc.	975,353	26,949
		48,473
Media - 5.9%
AMC Networks, Inc. Class A (a)	261,100	13,577
Charter Communications, Inc. Class A (a)	107,100	29,055
DISH Network Corp. Class A (a)	141,800	4,757
Gray Television, Inc. (a)	1,879,263	21,236
MDC Partners, Inc. Class A (a)	702,275	5,302
Nexstar Broadcasting Group, Inc. Class A	447,002	27,826
Sinclair Broadcast Group, Inc. Class A	328,300	9,307
		111,060
Specialty Retail - 0.7%
Party City Holdco, Inc. (a)(b)	919,000	14,474

TOTAL CONSUMER DISCRETIONARY		436,397

CONSUMER STAPLES - 3.7%
Food Products - 2.5%
Darling International, Inc. (a)	1,754,467	30,072
JBS SA	7,003,800	17,494
		47,566
Household Products - 1.2%
Spectrum Brands Holdings, Inc. (b)	300,500	21,666

TOTAL CONSUMER STAPLES		69,232

ENERGY - 9.2%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	401,100	14,484
SAExploration Holdings, Inc. (a)(c)	369,702	540
		15,024
Oil, Gas & Consumable Fuels - 8.4%
Cheniere Energy, Inc. (a)	443,450	25,791
Continental Resources, Inc. (a)	357,291	23,603
Parsley Energy, Inc. Class A (a)	888,800	26,691
Pioneer Natural Resources Co.	123,600	24,912
Scorpio Tankers, Inc.	2,441,300	6,494
SM Energy Co.	608,600	14,576
Southwestern Energy Co. (a)	1,940,300	7,955
Teekay LNG Partners LP	844,732	15,416
Whiting Petroleum Corp. (a)	331,704	13,540
		158,978

TOTAL ENERGY		174,002

FINANCIALS - 9.0%
Banks - 8.4%
Bank of America Corp.	2,021,301	60,477
Citigroup, Inc.	317,253	21,659
Huntington Bancshares, Inc.	1,422,620	21,211
Regions Financial Corp.	1,248,320	23,344
SunTrust Banks, Inc.	253,400	16,927
Wells Fargo & Co.	284,000	14,757
		158,375
Capital Markets - 0.6%
KKR & Co. LP	585,100	12,252

TOTAL FINANCIALS		170,627

HEALTH CARE - 7.9%
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	1,692,744	48,616
Health Care Providers & Services - 2.0%
HCA Holdings, Inc.	156,121	14,947
Tenet Healthcare Corp. (a)(b)	1,001,871	23,985
		38,932
Pharmaceuticals - 3.3%
Allergan PLC	159,200	24,461
Jazz Pharmaceuticals PLC (a)	247,200	37,584
		62,045

TOTAL HEALTH CARE		149,593

INDUSTRIALS - 8.7%
Airlines - 3.0%
Allegiant Travel Co.	123,900	19,855
American Airlines Group, Inc.	318,100	13,656
Delta Air Lines, Inc.	449,420	23,469
		56,980
Construction & Engineering - 0.0%
Keane Group, Inc. (a)	31,300	487
Machinery - 1.8%
Allison Transmission Holdings, Inc.	480,500	18,735
Ingersoll-Rand PLC	183,677	15,409
		34,144
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	662	11
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	251,700	12,436
Trading Companies & Distributors - 3.2%
HD Supply Holdings, Inc. (a)	1,111,200	43,015
United Rentals, Inc. (a)	112,300	16,845
		59,860

TOTAL INDUSTRIALS		163,918

INFORMATION TECHNOLOGY - 19.9%
Electronic Equipment & Components - 2.0%
CDW Corp.	249,900	17,815
Dell Technologies, Inc. (a)	287,571	20,639
		38,454
Internet Software & Services - 6.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	138,100	24,656
Alphabet, Inc. Class C (a)	66,300	67,448
Facebook, Inc. Class A (a)	164,500	28,294
VeriSign, Inc. (a)(b)	77,800	9,135
		129,533
IT Services - 2.4%
Ceridian HCM Holding, Inc.	6,600	208
First Data Corp. Class A (a)	1,000,000	18,100
Presidio, Inc. (a)	1,743,800	26,715
		45,023
Semiconductors & Semiconductor Equipment - 7.5%
Broadcom, Inc.	168,600	38,680
Micron Technology, Inc. (a)	514,800	23,671
ON Semiconductor Corp. (a)	1,557,470	34,389
Qorvo, Inc. (a)	320,600	21,608
Skyworks Solutions, Inc.	275,830	23,931
		142,279
Software - 1.1%
Nuance Communications, Inc. (a)	1,387,000	20,417

TOTAL INFORMATION TECHNOLOGY		375,706

MATERIALS - 10.3%
Chemicals - 7.3%
DowDuPont, Inc.	309,100	19,547
LyondellBasell Industries NV Class A	314,290	33,230
Platform Specialty Products Corp. (a)	2,973,103	29,939
The Chemours Co. LLC	686,900	33,253
The Mosaic Co.	528,100	14,232
Tronox Ltd. Class A	408,500	7,018
		137,219
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	1,045,229	14,947
Metals & Mining - 2.2%
ArcelorMittal SA Class A unit (a)	318,800	10,788
Freeport-McMoRan, Inc.	929,000	14,130
Lundin Mining Corp.	2,616,100	17,319
		42,237

TOTAL MATERIALS		194,403

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Omega Healthcare Investors, Inc. (b)	417,000	10,834
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.0%
Altice U.S.A., Inc. Class A (b)	1,003,700	17,966
Wireless Telecommunication Services - 2.2%
T-Mobile U.S., Inc. (a)	687,800	41,619

TOTAL TELECOMMUNICATION SERVICES		59,585

UTILITIES - 3.4%
Electric Utilities - 0.9%
Vistra Energy Corp. (a)	706,165	16,136
Independent Power and Renewable Electricity Producers - 2.5%
NRG Energy, Inc.	842,400	26,114
The AES Corp.	1,792,400	21,939
		48,053

TOTAL UTILITIES		64,189

TOTAL COMMON STOCKS
(Cost $1,525,979)		1,868,486

Nonconvertible Preferred Stocks - 0.5%
MATERIALS - 0.5%
Chemicals - 0.5%
Braskem SA Class A sponsored (b)
(Cost $11,266)	370,100	9,586
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind(c)(d)
(Cost $2,656)	$2,989	2,959

	Shares	Value (000s)

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.74% (e)	13,566,657	13,569
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	85,098,372	85,107
TOTAL MONEY MARKET FUNDS
(Cost $98,676)		98,676
TOTAL INVESTMENT IN SECURITIES - 104.9%
(Cost $1,638,577)		1,979,707
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(93,280)
NET ASSETS - 100%		$1,886,427

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,499,000 or 0.2% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$228
Fidelity Securities Lending Cash Central Fund	596
Total	$824

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$436,397	$436,397	$--	$--
Consumer Staples	69,232	69,232	--	--
Energy	174,002	174,002	--	--
Financials	170,627	170,627	--	--
Health Care	149,593	149,593	--	--
Industrials	163,918	163,918	--	--
Information Technology	375,706	375,706	--	--
Materials	203,989	203,989	--	--
Real Estate	10,834	10,834	--	--
Telecommunication Services	59,585	59,585	--	--
Utilities	64,189	64,189	--	--
Corporate Bonds	2,959	--	2,959	--
Money Market Funds	98,676	98,676	--	--
Total Investments in Securities:	$1,979,707	$1,976,748	$2,959	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2018